CAPITAL LEASES PAYABLE (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
April 2016 [Member]
Number Of Monthly Installments	49
Interest Expense, Lessee, Assets under Capital Lease	$ 1,081
Capital Lease Payable Interest Rate	10.00%
November 2014 [Member]
Number Of Monthly Installments	32
Interest Expense, Lessee, Assets under Capital Lease	800
Capital Lease Payable Interest Rate	10.00%
May 2013 [Member]
Number Of Monthly Installments	14
Interest Expense, Lessee, Assets under Capital Lease	1,470
Capital Lease Payable Interest Rate	10.00%
February 2015 [Member]
Number Of Monthly Installments	36
Interest Expense, Lessee, Assets under Capital Lease	$ 1,022
Capital Lease Payable Interest Rate	10.00%